Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

At June 30, 2026 and December 31, 2025, inventories consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Purchased goods	$106,150	$97,399
Less: reserve for obsolete inventories	(20,582)	(17,988)
Total	$85,568	$79,411

The following table describes the movements in the reserve for obsolete inventories during the six months ended June 30, 2026 and 2025.

	2026	2025
	(Unaudited)	(Unaudited)
Balance at December 31,	$17,988	$16,756
Reserve for obsolete inventories	2,019	3,832
Foreign exchange difference	575	365
Balance at June 30 (Unaudited)	$20,582	$20,953

The Company established a reserve for 100% of its GTDs inventory in light of the introduction of the free electronic invoice platform by the tax bureau. Such reserve for GTDs inventory was fully written off in 2025. The allowance as of June 30, 2026 was related mainly to the Company’s network switches and routers.